ANNUAL REPORT

The Everest Funds

Everest America Fund

October 31, 2002

TABLE OF CONTENTS

Page

Shareholder Letter

1

Performance Summary

2

Schedule of Investments

3-4

Statement of Assets and Liabilities

5

Statement of Operations

6

Statement of Changes in Net Assets

7

Financial Highlights

8

Notes to the Financial Statements

9-13

Report of Independent Public Accountants

14

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit

  Insurance Corporation, the Federal Reserve Board or any other agency.

  An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

December 13, 2002

Dear Fellow Shareholders:

We concluded our inaugural fiscal year having come through some extremely challenging times.   Given the market’s extraordinary volatility, we are still unsure whether the recent upturns signals an end to the bear markets in equities or is merely another of many false starts.  Therefore, our strategy is to continue our present course of action.

The Everest America Fund reflects our philosophy that favors investing in traditional companies with real revenues and earnings.  The Fund remains under-weighted in technology stocks, consistent with our thoughts that this sector continues to be overvalued.

Results for the fund and its comparable benchmark are presented below.

Total Return with Dividends	Six months (05/01/02 to 10/31/02)	Since Inception (11/01/01 to 10/31/02)
Everest America	-18.22%	-16.50%
S & P 500	-17.02%	-15.11%

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

/s/Vinod Gupta

/s/Doug Larson

Vinod Gupta

Doug Larson

Chairman

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Current performance information can be obtained by visiting our website at www.everestfund.com.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

12/02

Everest America Fund

PERFORMANCE SUMMARY

[GRAPH OMITTED]

	11/1/2001	11/30/2001	12/31/2001	1/31/2002	2/28/2002	3/31/2002	4/30/2002	5/31/2002	6/30/2002	7/31/2002	8/31/2002	9/30/2002	10/31/2002
EVEREST AMERICA FUND	10,000	9,970	10,140	10,190	10,330	10,620	10,210	10,310	9,890	8,521	8,451	7,931	8,351
S & P 500 (SPX)	10,000	10,767	10,862	10,703	10,496	10,891	10,231	10,155	8,432	8,697	8,754	7,802	8,489

RATE OF RETURN (%)
FOR THE PERIOD ENDED OCTOBER 31, 2002

Cumulative
Since Inception
Total Return	November 1, 2001

Everest America Fund	-16.50%
S & P 500 (SPX)	-15.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception)
for the Everest America Fund and the S&P 500 Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Everest Funds

Schedule of Investments as of October 31, 2002

		Everest America Fund
COMMON STOCKS - 64.8%	Shares	Market Value

Business Services - 8.6%
Automatic Data Processing, Inc.	1,300	$ 55,289
Equifax Inc.	2,000	47,120
FedEx Corp.	600	31,914
Southwest Airlines Co.	1,500	21,900
United Parcel Service, Inc. - Class B	300	18,003
		174,226

Consumer Goods - 7.5%
The Coca-Cola Company	500	23,240
ConAgra Foods, Inc.	700	16,975
NIKE, Inc. - Class B	700	33,033
PepsiCo, Inc.	500	22,050
Philip Morris Companies Inc.	600	24,450
Unilever NV - NYS (1)	500	32,005
		151,753

Consumer Services - 2.8%
Costco Wholesale Corporation *	900	30,537
Wal-Mart Stores, Inc.	500	26,775
		57,312

Energy - 4.4%
ChevronTexaco Corporation	600	40,578
Exxon Mobil Corporation	1,400	47,124
		87,702

Financial Services - 17.0%
American Express Company	1,000	36,370
Citigroup Inc.	1,400	51,730
Fannie Mae	400	26,744
Merrill Lynch & Co., Inc.	1,300	49,335
MGIC Investment Corporation	800	33,568
Morgan Stanley	1,100	42,812
Travelers Property Casualty Corp. - Class A *	60	801
Travelers Property Casualty Corp. - Class B *	124	1,676
Washington Mutual, Inc.	1,400	50,064
Wells Fargo & Company	1,000	50,470
		343,570

Healthcare - 12.7%
Abbott Laboratories	1,000	41,870
Bristol-Myers Squibb Company	1,600	39,376
Eli Lilly and Company	600	33,300
Johnson & Johnson	500	29,375
Merck & Co. Inc.	800	43,392
Pfizer Inc.	1,100	34,947
Wyeth	1,000	33,500
		255,760

See Notes to the Financial Statements.

The Everest Funds
Schedule of Investments as of October 31, 2002
(Continued)

			Everest America Fund
	COMMON STOCKS - 64.8% (Continued)	Shares	Market Value

	Industrial Materials - 2.7%
	ITT Industries, Inc.	300	$ 19,494
	Masco Corporation	1,700	34,952
			54,446

	Media - 3.3%
	Gannett Co., Inc.	500	37,965
	The New York Times Company - Class A	600	29,046
			67,011

	Utilities - 5.8%
	Consolidated Edison, Inc.	1,800	76,626
	Exelon Corporation	800	40,320
			116,946

	TOTAL COMMON STOCKS (Cost $1,351,276)		1,308,726

		Principal Amount
	SHORT-TERM INVESTMENTS - 35.6%
	Variable Rate Demand Notes (2) - 9.8%
	American Family Financial Services Inc., 1.453%	$ 72,760	72,760
	Wisconsin Corporate Central Credit Union, 1.460%	53,814	53,814
	Wisconsin Electric Power Company, 1.453%	71,824	71,824

	Total Variable Rate Demand Notes		198,398

	U.S. Treasury Obligations - 25.8%
	U.S. Treasury Bill, 1.480%, 11/07/2002	522,000	521,871

	Total U.S. Treasury Obligations		521,871

	Total Short-Term Investments (Cost $720,269)		720,269

	TOTAL INVESTMENTS (Cost $2,071,545) - 100.4%		2,028,995

	Liabilities, Less Other Assets - (0.4%)		(8,197)

	Total Net Assets - 100.0%		$ 2,020,798

*	Non-income producing security
	NYS - New York Shares
	(1) Foreign Security
	(2) Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed above are as of October 31, 2002.

	See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002
Everest
ASSETS:	America Fund
Investments, at fair value (cost $2,071,545)	$ 2,028,995
Dividends and interest receivable	2,142
Receivable from Investment Adviser	7,706
Other assets	1,033
Total Assets	2,039,876

LIABILITIES:
Accrued expenses	19,078
Total Liabilities	19,078

NET ASSETS	$ 2,020,798

NET ASSETS CONSIST OF:
Capital stock	$ 3,806,045
Accumulated undistributed net investment income	11,242
Accumulated undistributed net realized loss on investments sold	(1,753,939)
Net unrealized depreciation on investments	(42,550)
Total Net Assets	$ 2,020,798

Shares outstanding (No par value, unlimited shares authorized)	242,045

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$8.35

The Everest Funds
STATEMENT OF OPERATIONS
For the year ended October 31, 2002
Everest
INVESTMENT INCOME:	America Fund
Dividend income (net of foreign withholding taxes of $443)	$ 57,130
Interest income	10,348
Total investment income	67,478

EXPENSES:
Investment advisory fee	44,989
Custodian and fund accounting fees	40,249
Transfer agent and shareholder services fee	22,977
Professional fees	13,263
Distribution expense	11,247
Administration fees	34,429
Printing and mailing expense	651
Registration fees	2,281
Trustee fees and expenses	163
Insurance expense	4,051
Total expenses before waiver and reimbursement	174,300
Less: Waiver of expenses and reimbursement from Adviser	(118,064)
Net expenses	56,236

NET INVESTMENT INCOME	11,242

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions	(1,753,939)
Change in unrealized appreciation (depreciation) on investments	(42,550)
Net realized and unrealized loss on investments	(1,796,489)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,785,247)

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2002

Everest America Fund
OPERATIONS:
Net investment income	$ 11,242
Net realized loss on investment transactions	(1,753,939)
Change in unrealized appreciation (depreciation) on investments	(42,550)
Net decrease in net assets resulting from operations	(1,785,247)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,308,888
Reinvestment of dividends	-
Shares redeemed	(8,502,843)
Net increase in net assets resulting from capital share transactions	3,806,045

TOTAL INCREASE IN NET ASSETS	2,020,798

NET ASSETS:
Beginning of period	-
End of period (including undistributed net investment income of $11,242)	$ 2,020,798

See Notes to the Financial Statements.

The Everest Funds
FINANCIAL HIGHLIGHTS
For the year ended October 31, 2002
Selected per share data is based on a share of beneficial interest outstanding throughout the period

	Everest
PER SHARE DATA:	America Fund
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02	(1)
Net realized and unrealized loss on investments	(1.67)
Total from investment operations	(1.65)
Less distributions:
Dividends from net investment income	-
Distributions from net realized gains	-
Total distributions	-
Net asset value, end of period	$8.35

TOTAL RETURN	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,021

Ratio of net expenses to average net assets (2)	1.25%

Ratio of net investment income to average net assets (2)	0.25%

Portfolio turnover rate	277.64%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(2)	Without expense reimbursements of $118,064 for the period ended October 31, 2002, the ratio of expenses and net investment loss to average net assets would have been 3.87% and (2.37)%, respectively.

See Notes to the Financial Statements.

The Everest Funds

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2002

1.  Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest America Fund (the “Fund”) and the Everest3 Fund (collectively the “Funds”).

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager or sub-adviser selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”) and securities of foreign companies. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   ETFs listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

c)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

d)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

e)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3. Capital Share Transactions

Share transactions were as follows:

Everest America Fund

                Period Ended

             October 31, 2002

      Amount

Shares

Shares sold

  $12,308,888

             1,233,480

Shares reinvested

       -

              -

Shares redeemed

     (8,502,843)

              (991,435)

Net increase

    $ 3,806,045

                242,045

Shares outstanding:

     Beginning of period

             -

     End of period

  242,045

4.  Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended October 31, 2002 were as follows:

Everest America

Purchases

$12,302,288

Sales

  $9,197,711

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.  Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended October 31, 2002 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the period ended October 31, 2002, the Adviser reimbursed the Everest America Fund $118,064, $7,706 of which represented a receivable at October 31, 2002.

The Adviser had entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund.  In exchange for its services, the sub-adviser was entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.25% of the average daily net assets of the Everest America Fund.  The sub-adviser fees were paid directly by the Adviser out of the Adviser’s annual advisory fees.

Effective November 1, 2002, Everest Funds management will manage the funds day-to-day.  Pflug, Koory LLC will not be acting nor will it be compensated as sub-adviser to the funds.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest America Fund incurred $11,247 pursuant to the Plans for the year ended October 31, 2002.

U.S. Bancorp Funds Services, LLC, a wholly-owned subsidiary of U.S. Bank, N.A., served as transfer agent, fund administrator and fund accountant for the Trust.  Effective November 1, 2002, Mutual Shareholder Services, LLC will serve as transfer agent and fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.  Information for Federal Income Tax Purposes

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$2,412,798	$33,694	$417,497	$(383,803)	$11,242	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

Ordinary Income Dividends	Long-Term Capital Gain Distributions	Net Capital Loss Carryover*	Capital Loss Carryover Expiration
$ -	$ -	$1,412,686	10/31/2010

•

Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

7.   Related Party Disclosure

The Trustees, Officers, Adviser, Sub-adviser and related parties in aggregate hold 97.49% of net assets of the Fund at October 31, 2002.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 56	President, Chairperson of the Board, Treasurer and Trustee	Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May 2002. Director, LSSI Corp. Edison, NJ
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 79	Independent Trustee	Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
Richard M. Krasno P.O. Box 3858 Chapel Hill, NC 27515 Age: 60	Independent Trustee	Since 2000	President of William R. Kenan, Jr. Fund since 1999; President of the Monterey Institute of International Studies from 1998 to 1999; President-Chief Executive Officer from 1983 until 1998 and Executive Vice President and Chief Operating Officer from 1981 until 1983 for the Institute of International Education.	2	Director, Whitman Education Group. Director, Class.com.

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Independent Auditors’ Report

To the Shareholders and
Board of Directors of
Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest America Fund (one of the portfolios constituting the Everest Fund, a Delaware business trust [the Company]) as of October 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest America Fund of the Everest Fund as of October 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

November 27, 2002

Omaha, Nebraska

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